Schedule of Maturity of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
2025	$ 29	$ 247
2026	29	79
2027	29	29
2028	29	29
2028		29
Thereafter		116
Total lease payments	250	529
Less: imputed interest	(69)	(93)
Total operating lease liabilities	181	436	$ 245
Less: current obligations	(26)	(220)	(161)
Long-term lease obligations	155	216	84
2024 (remainder of year)	18
Thereafter	116
Total lease obligations	181	436	245
Less: current obligations	26	220	161
Long-term lease obligations	$ 155	$ 216	$ 84